Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
6. OTHER
NON-CURRENT
ASSETS
Other
non-current
assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
Prepayment for property, equipment and software	30,398	19,968	3,133
Long-term deposit	—	1,619	254
	30,398	21,587	3,387